Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property, plant and equipment	$ 25,270	$ 24,074	$ 21,896
Less: Accumulated deprecation	(21,209)	(20,632)	(18,614)
Net property, plant and equipment	5,569	4,960	5,025
Furniture and fixtures
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property, plant and equipment	173	173	173
Office and computer equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property, plant and equipment	5,638	5,638	5,436
Software
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property, plant and equipment	16,423	15,227	13,251
Test Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property, plant and equipment	347	347	347
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property, plant and equipment	2,689	2,689	2,689
Assets under development
Property, Plant and Equipment, Net, by Type [Abstract]
Net property, plant and equipment	$ 1,508	$ 1,518	$ 1,743